Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income	$ 15,479	$ 15,361	$ 21,674	$ 3,563	$ 13,412	$ 304	$ 5,915	$ 32,845	$ 56,077	$ 52,476	$ 47,669
Less: Dividend equivalents paid to vested RSUs and SARs									(1,426)	(940)	(884)
Net income available to common shareholders									$ 54,651	$ 51,536	$ 46,785
Denominator
Weighted average shares outstanding-Basic									41,405,211	34,129,880	25,792,932
Weighted average shares outstanding-Diluted									41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$ 0.37	$ 0.37	$ 0.51	$ 0.07	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.32	$ 1.51	$ 1.81
Diluted	$ 0.37	$ 0.37	$ 0.51	$ 0.07	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.32	$ 1.50	$ 1.80
Restricted Stock Units (RSUs) [Member]
Denominator
Dilutive common equivalent shares									48,674	102,914	164,998
Stock Appreciation Rights (SARs) [Member]
Denominator
Dilutive common equivalent shares									73,699	10,662	3,675